Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements Of Cash Flows Abstract
Net Cash Provided by Operating Activities	$ 131,503	$ 137,492
Cash Flows from Investing Activities:
Vessel insurance proceeds	0	58,200
Option for future construction of rigs	0	(30,019)
Proceeds from sale of notes	18,709	0
Vessels/drilling rigs acquisitions, improvements and other fixed assets	(209,097)	(251)
Advances for vessel acquisitions/drillships under construction.	(56,210)	(1,384,632)
Decrease in restricted cash	36,323	337,433
Proceeds from sale of vessels, net of costs	116,740	25,670
Net Cash Used in Investing Activities	(93,535)	(993,599)
Cash Flows from Financing Activities :
Proceeds from long-term credit facility	128,103	1,378,313
Net proceeds from sale in ownerships of subsidiary	180,485	0
Payments of long-term credit facility	(214,032)	(509,169)
Payment of financing costs	(17,375)	(36,893)
Net Cash Provided by Financing Activities	77,181	832,251
Net (decrease)/increase in cash and cash equivalents	115,149	(23,856)
Cash and cash equivalents at beginning of period	251,143	391,530
Cash and cash equivalents at end of period	$ 366,292	$ 367,674